UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund
Export and Multinational
Class K

May 31, 2011

1.802195.107

EXF-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	193,729	$ 4,152
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	89,400	10,354
		14,506
Hotels, Restaurants & Leisure - 3.1%
Arcos Dorados Holdings, Inc.	108,000	2,457
McDonald's Corp.	664,900	54,216
Starbucks Corp.	717,400	26,393
		83,066
Household Durables - 0.1%
SodaStream International Ltd.	25,300	1,470
Media - 3.9%
Comcast Corp. Class A	622,400	15,709
Discovery Communications, Inc. Class C (a)	375,500	14,581
Focus Media Holding Ltd. ADR (a)	143,700	4,491
Sirius XM Radio, Inc. (a)	3,628,000	8,526
The Walt Disney Co.	854,100	35,556
Time Warner, Inc.	674,300	24,565
		103,428
Multiline Retail - 0.4%
Marisa Lojas SA	245,200	4,167
PPR SA (d)	40,600	7,065
		11,232
Specialty Retail - 1.5%
Fast Retailing Co. Ltd.	44,400	6,489
TJX Companies, Inc.	639,000	33,880
		40,369
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	231,400	15,265
Vera Bradley, Inc.	52,367	2,589
VF Corp.	211,400	21,070
		38,924
TOTAL CONSUMER DISCRETIONARY		292,995
CONSUMER STAPLES - 13.1%
Beverages - 6.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	435,200	9,557
Diageo PLC sponsored ADR	373,300	31,764
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	430,956	$ 20,104
The Coca-Cola Co.	1,500,500	100,248
		161,673
Food & Staples Retailing - 0.2%
Drogasil SA	855,091	6,072
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	191,100	15,741
Shenguan Holdings Group Ltd.	5,782,000	7,836
		23,577
Household Products - 2.9%
Colgate-Palmolive Co.	78,700	6,889
Procter & Gamble Co.	770,000	51,590
Spectrum Brands Holdings, Inc. (a)	484,782	17,438
		75,917
Personal Products - 0.5%
Herbalife Ltd.	243,600	13,710
Tobacco - 2.5%
Altria Group, Inc.	1,249,800	35,069
British American Tobacco PLC sponsored ADR	338,400	30,574
		65,643
TOTAL CONSUMER STAPLES		346,592
ENERGY - 14.8%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	330,200	24,412
Ensco International Ltd. ADR	193,800	10,333
Halliburton Co.	388,100	19,463
Noble Corp.	236,300	9,894
Transocean Ltd. (United States)	331,600	22,983
		87,085
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	43,000	3,419
Apache Corp.	42,100	5,246
BP PLC sponsored ADR	267,091	12,350
Chevron Corp.	347,700	36,477
Exxon Mobil Corp.	1,386,965	115,770
Holly Corp.	99,100	6,175
Marathon Oil Corp.	538,600	29,176
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)(d)	588,150	$ 11,822
OAO Gazprom sponsored ADR	794,400	11,717
Royal Dutch Shell PLC Class B sponsored ADR	373,500	27,012
Suncor Energy, Inc.	172,800	7,214
Talisman Energy, Inc. (d)	503,900	10,640
Tourmaline Oil Corp. (a)	49,000	1,517
Uranium One, Inc.	1,647,600	6,036
Valero Energy Corp.	546,572	15,031
Williams Companies, Inc.	126,800	3,980
		303,582
TOTAL ENERGY		390,667
FINANCIALS - 10.4%
Capital Markets - 1.7%
Evercore Partners, Inc. Class A	190,758	7,060
Goldman Sachs Group, Inc.	88,500	12,455
Morgan Stanley	1,032,700	24,950
		44,465
Commercial Banks - 4.5%
Comerica, Inc.	213,800	7,720
M&T Bank Corp.	227,000	20,044
Regions Financial Corp.	1,861,200	13,140
Synovus Financial Corp. (d)	2,161,600	5,145
U.S. Bancorp, Delaware	797,000	20,403
Wells Fargo & Co.	1,802,500	51,137
		117,589
Diversified Financial Services - 3.0%
Citigroup, Inc.	991,420	40,797
JPMorgan Chase & Co.	908,000	39,262
		80,059
Real Estate Investment Trusts - 0.6%
SL Green Realty Corp.	94,600	8,515
U-Store-It Trust	537,900	6,062
		14,577
Real Estate Management & Development - 0.4%
The St. Joe Co. (a)	495,700	10,772
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
BankUnited, Inc.	225,459	$ 6,394
TOTAL FINANCIALS		273,856
HEALTH CARE - 12.7%
Biotechnology - 2.8%
Amgen, Inc. (a)	213,200	12,907
BioMarin Pharmaceutical, Inc. (a)	819,700	23,140
Gilead Sciences, Inc. (a)	666,900	27,836
Vertex Pharmaceuticals, Inc. (a)	192,300	10,382
		74,265
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	132,700	7,898
Boston Scientific Corp. (a)	892,100	6,405
C. R. Bard, Inc.	202,400	22,624
Covidien PLC	600,000	33,000
		69,927
Health Care Providers & Services - 1.9%
HCA Holdings, Inc.	155,400	5,422
McKesson Corp.	313,600	26,847
Medco Health Solutions, Inc. (a)	287,800	17,228
		49,497
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc. (a)	154,900	7,725
Illumina, Inc. (a)	192,200	13,854
QIAGEN NV (a)	190,200	3,753
Thermo Fisher Scientific, Inc. (a)	96,900	6,342
		31,674
Pharmaceuticals - 4.2%
Cadence Pharmaceuticals, Inc. (a)(d)	1,234,700	11,903
GlaxoSmithKline PLC sponsored ADR	124,200	5,398
Johnson & Johnson	629,800	42,379
Merck & Co., Inc.	139,400	5,123
Perrigo Co.	188,500	16,128
Valeant Pharmaceuticals International, Inc. (Canada)	561,801	29,448
		110,379
TOTAL HEALTH CARE		335,742
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.5%
Precision Castparts Corp.	126,900	$ 19,936
Textron, Inc.	701,900	16,059
United Technologies Corp.	656,200	57,595
		93,590
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR	394,400	11,595
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	140,615	5,126
Electrical Equipment - 1.2%
Emerson Electric Co.	427,700	23,331
GrafTech International Ltd. (a)	385,900	8,158
		31,489
Industrial Conglomerates - 1.9%
General Electric Co.	2,540,800	49,901
Machinery - 1.5%
Caterpillar, Inc.	50,100	5,301
Cummins, Inc.	126,700	13,334
Ingersoll-Rand Co. Ltd.	400,700	19,995
		38,630
Professional Services - 0.5%
IHS, Inc. Class A (a)	165,400	14,509
Road & Rail - 1.7%
Union Pacific Corp.	424,500	44,560
Transportation Infrastructure - 0.2%
Companhia de Concessoes Rodoviarias	149,600	4,685
TOTAL INDUSTRIALS		294,085
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 3.6%
Alcatel-Lucent SA sponsored ADR (a)	1,816,900	10,302
Aruba Networks, Inc. (a)	217,936	6,194
Calix Networks, Inc. (a)	1,256,351	27,099
Infinera Corp. (a)	348,800	2,476
Juniper Networks, Inc. (a)	321,900	11,785
QUALCOMM, Inc.	619,700	36,308
		94,164
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.5%
Apple, Inc. (a)	247,900	$ 86,227
STEC, Inc. (a)(d)	356,900	6,392
		92,619
Electronic Equipment & Components - 0.4%
Universal Display Corp. (a)(d)	226,472	10,807
Internet Software & Services - 3.5%
Baidu.com, Inc. sponsored ADR (a)	38,400	5,211
eBay, Inc. (a)	1,250,500	38,978
Facebook, Inc. Class B (e)	117,366	2,934
Google, Inc. Class A (a)	42,975	22,735
Rackspace Hosting, Inc. (a)	399,300	17,569
Support.com, Inc. (a)	1,019,900	4,896
		92,323
IT Services - 3.0%
Accenture PLC Class A	482,600	27,696
Cognizant Technology Solutions Corp. Class A (a)	362,700	27,580
Fidelity National Information Services, Inc.	363,900	11,710
MasterCard, Inc. Class A	9,500	2,727
ServiceSource International, Inc.	9,700	189
Virtusa Corp. (a)	374,166	7,539
		77,441
Semiconductors & Semiconductor Equipment - 0.9%
Avago Technologies Ltd.	384,600	12,996
Micron Technology, Inc. (a)	130,800	1,334
NVIDIA Corp. (a)	474,600	9,511
		23,841
Software - 2.5%
Informatica Corp. (a)	65,600	3,848
Oracle Corp.	1,840,600	62,985
Trion World Network, Inc. warrants 8/10/17 (a)(e)	28,652	0
		66,833
TOTAL INFORMATION TECHNOLOGY		458,028
MATERIALS - 3.0%
Chemicals - 1.5%
Dow Chemical Co.	368,200	13,303
Grasim Industries Ltd.	62,029	3,246
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	327,600	$ 14,352
Uralkali JSC GDR (Reg. S)	183,700	7,859
		38,760
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc.	203,000	10,483
Mongolian Mining Corp.	4,274,000	5,001
Newmont Mining Corp.	436,400	24,687
		40,171
TOTAL MATERIALS		78,931
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.0%
PAETEC Holding Corp. (a)	390,100	1,740
Wireless Telecommunication Services - 2.6%
American Tower Corp. Class A (a)	453,400	25,155
Clearwire Corp. Class A (a)	3,337,800	15,354
Sprint Nextel Corp. (a)	4,702,155	27,508
		68,017
TOTAL TELECOMMUNICATION SERVICES		69,757
UTILITIES - 0.7%
Electric Utilities - 0.7%
Power Assets Holdings Ltd.	1,055,000	7,536
PPL Corp.	344,200	9,703
		17,239
TOTAL COMMON STOCKS (Cost $2,133,923)		2,557,892
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(e)	1,398,601	8,245
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	$ 3,898
Series C-1, 8.00% (a)(e)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,394)		12,450
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.14% (b)	76,585,153	76,585
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	32,899,690	32,900
TOTAL MONEY MARKET FUNDS (Cost $109,485)		109,485
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,258,802)		2,679,827
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(38,645)
NET ASSETS - 100%		$ 2,641,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,384,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,935
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	239
Total	$ 274
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 292,995	$ 286,506	$ 6,489	$ -
Consumer Staples	346,592	346,592	-	-
Energy	390,667	390,667	-	-
Financials	282,101	273,856	-	8,245
Health Care	335,742	335,742	-	-
Industrials	294,085	294,085	-	-
Information Technology	462,233	455,094	-	7,139
Materials	78,931	75,685	3,246	-
Telecommunication Services	69,757	69,757	-	-
Utilities	17,239	17,239	-	-
Money Market Funds	109,485	109,485	-	-
Total Investments in Securities:	$ 2,679,827	$ 2,654,708	$ 9,735	$ 15,384
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	2,935
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,384
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $2,265,302,000. Net unrealized appreciation aggregated $414,525,000, of which $450,960,000 related to appreciated investment securities and $36,435,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011